Write-Off of Goodwill and Intangible (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Goodwill impairment charges	$ 3,481,000		$ 6,710,200
Intangible assets impairment loss		$ 817,000	800,000
Trade Names [Member]
Intangible assets impairment loss	548,000
Customer Relationships [Member]
Intangible assets impairment loss	150,000
Trademarks [Member]
Intangible assets impairment loss	119,000
Tin Bu LLC [Member]
Goodwill impairment charges	1,570,000		5,650,000
Global Gaming Enterprises, Inc. [Member]
Goodwill impairment charges	$ 1,910,000		1,060,000.00
Intangible assets impairment loss		$ 817,002	$ 798,800